Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (101)	$ 154	$ (215)
Changes in retirement plans' funded status, Gross Amount	(81)	191	(337)
Foreign currency translation, Gross Amount	319	(359)	125
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(40)	(47)	(44)
Other comprehensive income (loss), Gross Amount	97	(61)	(471)
Unrealized gain (loss) on cash flow hedges, Income Taxes	10	(34)	49
Changes in retirement plans' funded status, Income Taxes	(8)	(33)	55
Other comprehensive income (loss), Income Taxes	2	(67)	104
Unrealized gain (loss) on cash flow hedges, Net Amount	(91)	120	(166)
Changes in retirement plans’ funded status	(89)	158	(282)
Foreign currency translation, Net Amount	319	(359)	125
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	(40)	(47)	(44)
Other comprehensive income (loss), net of tax	$ 99	$ (128)	$ (367)